Property, Plant and Equipment, net - Summary of fair value measurement for the revalued telecommunications towers (Detail) - Telecommunication towers [member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Book value as of December 31, (cost model)	$ 633,024,004	$ 615,777,003
Supplement for change in accounting policy	98,172,675	107,152,628
Book value and fair value as of December 31, (revaluation model)	$ 731,196,679	$ 722,929,631